Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Components of accounts payable and accrued liabilities [Abstract]
Commodities	$ 385.2	$ 416.7
Other goods and services	142.9	111.1
Interest	81.0	37.3
Compensation and benefits	16.0	46.1
Income and other taxes	13.4	11.7
Other	18.6	15.6
Accounts payable and accrued liabilities	657.1	638.5
Outstanding checks	34.2	13.6
Targa Resources Partners LP [Member]
Components of accounts payable and accrued liabilities [Abstract]
Commodities	385.3	416.7
Other goods and services	141.3	108.9
Interest	80.3	37.3
Compensation and benefits	0.4	1.3
Income and other taxes	10.4	13.6
Other	18.1	14.9
Accounts payable and accrued liabilities	635.8	592.7
TRC Non Partnership [Member]
Components of accounts payable and accrued liabilities [Abstract]
Commodities	(0.1)	0.0
Other goods and services	1.6	2.2
Interest	0.7	0.0
Compensation and benefits	15.6	44.8
Income and other taxes	3.0	(1.9)
Other	0.5	0.7
Accounts payable and accrued liabilities	$ 21.3	$ 45.8